INVESTMENTS IN AFFILIATED COMPANIES (Tables)	12 Months Ended
Dec. 31, 2013
Investments In and Advances To Affiliates, Schedule Of Investments [Abstract]
Schedule Of Investments In and Advances To Affiliates At Fair Value [Table Text Block]
The following table summarizes activity related to formula’s investment in affiliates:

2013

January 1, 2013	$1,894
Deconsolidation of Sapiens and accounting for the remaining investment under equity method (see Note 3a)	158,592
Equity in loss of affiliates, net	(481)
Exchange differences	510
Deferred income	(149)
Exercise of employees stock options in affiliate	(201)

December 31, 2013	$160,165

Equity Method Investment Summarized Financial Information Assets and Liabilities [Table Text Block]
Group's share of its associates' statement of financial position based on the interests therein as of the below reporting dates:

	December 31,
	2012	2013

Current assets	$1,801	$50,107
Noncurrent assets (*)	438	136,117
Current liabilities	276	19,005
Noncurrent liabilities	69	7,054

	1,894	160,165

Other investments	1,128	1,336

	$3,022	$161,501

(*)	Includes balances of other intangible assets and goodwill in an amount of $ 398 and $ 76,553 as of December 31, 2012 and 2013, respectively.

Equity Method Investment Summarized Financial Information Income Statement [Table Text Block]
Group's share of its associates' statement of operation based on the interests therein during the periods shown below (with respect to the Group's interest in Sapiens, for the period from August 21, 2011 until January 27, 2012 and from November 19, 2013 until December 31, 2013 only):

	Year ended December 31,
	2011	2012	2013

Revenues	$18,016	$5,750	$10,021

Income (loss)	$(206)	$340	$(481)